Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 133	$ 330	$ 431
Proceeds from matured marketable securities	200	100
U.S. Treasury Debt Securities [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	133	330	$ 431
Proceeds from matured marketable securities	$ 200	$ 100
Weighted average maturity period	1 year 6 months
Aggregate amortized cost basis of securities	$ 132